Filed pursuant to Rule 497(a) SEC File No. 333-218611 Rule 482ad JUNE 30, 2017 INVESTOR PRESENTATION EAGLE POINT CREDIT COMPANY

IMPORTANT INFORMATION This report and the information and views included herein do not constitute investment advice, or a recommendation or an offer to enter into any transaction with Eagle Point Credit Company Inc. (the "Company") or any of its affiliates. This report is provided for informational purposes only, does not constitute an offer to sell securities of the Company or a solicitation of an offer to purchase any such securities. From time to time, the Company may have a registration statement relating to one or more of its securities on file with the Securities and Exchange Commission ("SEC").Any registration statement that has not yet been declared effective by the SEC, and any prospectus relating thereto, is not complete and may be changed. Any securities that are the subject of such a registration statement may not be sold until the registration statement filed with the SEC is effective. The information and its contents are the property of Eagle Point Credit Management LLC and/or the Company. Any unauthorized dissemination, copying or use of this presentation is strictly prohibited and may be in violation of law. This presentation is being provided for informational purposes only. Investors should read the Company's prospectus and SEC filings (which are publicly available on the EDGAR Database on the SEC website at http://www.sec.gov) carefully and consider their investment goals, time horizons and risk tolerance before investing in the Company. Investors should also consider the Company's investment objectives, risks, charges and expenses carefully before investing in securities of the Company. The Company's prospectus and other SEC filings contain this and other important information about the Company. There is no guarantee that any of the goals, targets or objectives described in this report will be achieved. An investment in the Company is not appropriate for all investors. The investment program of the Company is speculative, entails substantial risk and includes investment techniques not employed by traditional mutual funds. An investment in the Company is not intended to be a complete investment program. Shares of closed-end investment companies, such as the Company, frequently trade at a discount from their net asset value, which may increase investors' risk of loss. Past performance is not indicative of, or a guarantee of, future performance. The performance and certain other portfolio information quoted herein represents information as of dates noted herein. Nothing herein shall be relied upon as a representation as to the future performance or portfolio holdings of the Company. Investment return and principal value of an investment will fluctuate, and shares, when sold, may be worth more or less than their original cost. The Company's performance is subject to change since the end of the period noted in this report and may be lower or higher than the performance data shown herein. Neither Eagle Point Credit Management LLC nor the Company provides legal, accounting or tax advice. Any statement regarding such matters is explanatory and may not be relied upon as definitive advice. Investors should consult with their legal, accounting and tax advisers regarding any potential investment. The information presented herein is as of the dates noted herein and is derived from financial and other information of the Company, and, in certain cases, from third party sources and reports (including reports of third party custodians, CLO collateral managers and trustees) that have not been independently verified by the Company. As noted herein, certain of this information is estimated and unaudited, and therefore subject to change. We do not represent that such information is accurate or complete, and it should not be relied upon as such. This report does not purport to be complete and no obligation to update or revise any information herein is being assumed. ABOUT EAGLE POINT CREDIT COMPANY The Company is a publicly-traded, non-diversified, closed-end management investment company. The Company's investment objectives are to generate high current income and capital appreciation primarily through investment in equity and junior debt tranches of CLOs. The Company is externally managed and advised by Eagle Point Credit Management LLC. The principals of Eagle Point Credit Management LLC are Thomas P. Majewski, Daniel W. Ko and Daniel M. Spinner. FORWARD-LOOKING STATEMENTS These materials may contain "forward-looking statements" within the meaning of the Private Securities Litigation Reform Act of 1995. Statements other than statements of historical facts included in this press release may constitute forward-looking statements and are not guarantees of future performance or results and involve a number of risks and uncertainties. Actual results may differ materially from those in the forward-looking statements as a result of a number of factors, including those described in the prospectus and the Company's other filings with the SEC. The Company undertakes no duty to update any forward-looking statement made herein. All forward-looking statements speak only as of the date of this press release. 2017. Eagle Point Credit Management LLC. All Rights Reserved.

KEY FINANCIAL AND PORTFOLIO STATISTICS (1) Q2 2017 Q1 2017 Q3 2016 Q2 2016 (Dollar amounts are per share of common stock) (Unaudited) (Unaudited) Q4 2016 (Unaudited) (Unaudited) U.S. GAAP Net Investment Income ("NII") before Excise Tax (2) $0.48 $0.52 $0.51 $0.51 $0.55 U.S. GAAP Realized Gain/(Loss) (2) $0.05 $0.08 $0.07 $0.03 $0.02 Total U.S. GAAP NII and Realized Gain/(Loss) before Excise Tax (2) $0.53 $0.60 $0.58 $0.54 $0.57 Excise Tax (2) $0.00 $0.00 ($0.04) $0.00 $0.00 Total U.S. GAAP NII and Realized Gain/(Loss) (2) $0.53 $0.60 $0.54 $0.54 $0.57 Portfolio Cash Distributions Received (2) (3) $1.75 $1.75 $1.64 $1.43 $1.68 Common Share Distributions Paid (4) $0.60 $0.40 (5) $0.60 $0.60 $0.60 Special Common Share Distributions Paid $0.00 $0.00 $0.00 $0.00 $0.00 Total Common Share Distributions Paid $0.60 $0.40 $0.60 $0.60 $0.60 Common Share Market Price (period end) $20.68 $20.85 $16.71 $17.16 $16.10 Net Asset Value (period end) $17.53 $17.13 $17.48 $16.66 $14.46 $ Premium / (Discount) $3.15 $3.72 ($0.77) $0.50 $1.64 % Premium / (Discount) 18.0% 21.7% -4.4% 3.0% 11.3% (Figures below are in millions, except shares outstanding) Assets CLO Equity $410.24 $380.04 $385.60 $282.19 $243.09 CLO Debt $12.84 $6.87 $7.19 $6.01 $6.04 Loan Accumulation Facilities $23.55 $14.74 $17.95 $47.76 $17.32 Cash $6.34 $15.81 $26.25 $26.23 $53.43 Receivables and Other Assets $16.68 $19.14 $11.38 $13.89 $10.50 Liabilities Notes (Net of Deferred Issuance Costs) ($58.00) ($57.88) ($57.81) ($57.74) ($47.83) Preferred Stock (Net of Deferred Issuance Costs) ($87.44) ($87.34) ($87.44) ($43.70) ($43.62) Payables and Other Liabilities ($7.09) ($8.86) ($15.07) ($19.27) ($20.22) Net Assets $317.14 $282.52 $288.05 $255.36 $218.71 Weighted Avg of Common Shares for the period 17,627,347 16,475,041 15,541,220 15,136,621 14,461,275 Common Shares Outstanding at end of period 18,090,708 16,489,431 16,474,879 15,328,326 15,122,491 (1) Certain of the information contained herein is unaudited. The information shown above is derived from the Company's2016 Annual Report, 2017 and 2016 Semi-Annual Report, interim quarterly unaudited financial statements and/or other related financial information. (2) Per share amount is based on a daily weighted average of shares of common stock outstanding for the period. (3) Cash distributions include funds received from CLOs called during the quarter (which funds include a return of the Company's remaining invested capital in the applicable CLOs). (4) To date, a portion of certain such distributions has been comprised of a returnion19noticesofcapitalorreflectedasestimatedinthein Company's the Company's financial Sect are available on the EDGAR Database website on(http://wwwthe .SEC'ssec.gov). A distribution comprised in whole or in part by a return of capital does not investment performance and should not be confused with "yield" or "income." (5) In February 2017, the Company announced its intention to make distributions on its common stock on a monthly basis rather than a quarterly basis. The change in the distributions paid per share of common stock from $0.60 in the prior quarter to $0.40 in Q1 2017 was a result of the conversion to a monthly distribution frequency during the period. 2

PORTFOLIO CASH FLOW COMPONENTS (1)

EAGLE POINT CREDIT COMPANY

	Q2 2017	Q1 2017	Q4 2016	Q3 2016	Q2 2016
Portfolio Cash Distributions Received From:					
CLO Equity Making First Equity Distribution	$10.81	$0.11	$0.45	$3.06	$0.34
All Other CLO Equity	$19.56	$27.78	$21.62	$18.43	$16.79
CLO Debt	$0.12	$0.17	$0.16	$0.16	$0.15
Loan Accumulation Facilities	$0.31	$0.82	$3.22	$0.00	$7.05
Other Cash Flow	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$30.80	$28.88	$25.45	$21.65	$24.33
Portfolio Cash Distributions Received Per Share (2)(3)	$ 1.75	$ 1.75	$1.64	$1.43	$1.68
Weighted Avg Common Shares Outstanding for the period	17,627,347	16,475,041	15,541,220	15,136,621	14,461,275
Common Shares Outstanding at end of period	18,090,708	16,489,431	16,474,879	15,328,326	15,122,491

(1) The portfolio level data contained herein is unaudited and derived from the Company's 2016 Annual Reports, 2017 and 2016 Semi-Annual Report, interim quarterly unaudited financial statements and/or other related financial information, CLO trustee reports, custody statements and/or other information received from CLO collateral managers. Dollar amounts in millions except for per share amounts.

(2) Per share amount is based on a daily weighted average of shares of common stock outstanding for the period.

(3) Cash distributions include funds received from CLOs called during the quarter (which funds include a full return of the Company's remaining invested capital in the applicable CLOs).

3

PORTFOLIO INFORMATION(1)

EAGLE POINT CREDIT COMPANY

CLO Equity Holdings (as of June 30, 2017) (2)	Vintage	Refi/Reset/Call	End of Non-Call Period	End of Reinvestment Period	CLO Maturity Date	Income Accrued During Q2 2017	Income Accrued During Q1 2017	Cash Received During Q2 2017	Q2 Cash Received as % of Prior Qtr Accrual	CCC+/Caa1 or Lower	Junior OC Cushion	Weighted Average Portfolio Spread	Weighted Average Rating Factor	Diversity Score
Equity # 1	2014	RF Q1-17	Jan-17	Jan-19	2026	$322	$325	$858	264%	4.30%	2.81%	3.68%	2,930	72
Equity # 2	2014	RF Q2-17	Apr-16	Apr-18	2025	$388	$270	$446	165%	5.92%	5.07%	3.70%	2,802	82
Equity # 3	2013	RF Q1-17	Jan-16	Jan-18	2025	$417	$392	$374	95%	6.90%	4.24%	3.48%	2,811	77
Equity # 4	2013		Jul-15	Jul-17	2025	$290	$429	$621	145%	6.45%	4.63%	3.64%	2,935	79
Equity # 5	2013		Jul-15	Jul-17	2025	$134	$179	$187	104%	6.45%	4.63%	3.64%	2,935	79
Equity # 6	2014	RF Q2-17	Oct-16	Oct-18	2025	$275	$280	$407	146%	6.96%	2.42%	4.33%	2,894	73
Equity # 7	2012	RS Q2-17	Jul-19	Jul-22	2029	$213	$61	$352	574%	4.72%	3.51%	3.55%	2,645	71
Equity # 8	2013	RF Q2-17	Aug-15	Oct-17	2025	$0	$0	$492	NM	6.36%	1.95%	3.52%	2,646	72
Equity # 9	2013		Oct-15	Oct-17	2025	$247	$251	$438	175%	5.71%	3.70%	3.20%	2,746	79
Equity # 10	2014	RF Q3-17	Oct-16	Oct-18	2026	$201	$203	$387	191%	6.27%	3.60%	3.47%	2,895	89
Equity # 11	2013		Jan-16	Jan-18	2026	$324	$328	$518	158%	6.33%	5.60%	3.81%	2,819	68
Equity # 12	2015	RF Q2-17	Oct-16	Jan-19	2027	$411	$385	$689	179%	4.31%	5.04%	3.87%	2,797	70
Equity # 13	2014		Jul-16	Jul-18	2026	$0	$0	$476	NM	5.93%	1.75%	3.55%	2,973	66
Equity # 14	2014	RF Q1-17	Jan-17	Jan-19	2026	$99	$98	$292	296%	4.30%	2.81%	3.68%	2,930	72
Equity # 15	2014	RF Q1-17	Oct-16	Oct-18	2026	$92	$94	$263	279%	6.09%	4.23%	3.70%	2,858	82
Equity # 16	2013	Called Q2-17	Apr-15	Apr-17	2025	$10	$45	$519	1150%	N/A	N/A	N/A	N/A	N/A
Equity # 17	2014	RF Q3-17	Oct-16	Oct-18	2025	$30	$32	$251	797%	1.76%	3.40%	4.06%	2,737	78
Equity # 18	2013	RF Q2-17	Oct-15	Oct-17	2025	$70	$71	$138	194%	2.93%	4.37%	3.37%	2,914	61
Equity # 19	2013		Jul-15	Jul-17	2025	$149	$150	$234	156%	8.47%	5.25%	3.48%	2,994	69
Equity # 20	2014	RF Q2-17	Oct-16	Oct-18	2026	$61	$63	$123	196%	6.57%	2.80%	3.42%	2,697	81
Equity # 21	2012	RS Q2-17	Jul-19	Jul-22	2029	$97	$0	$116	NM	4.72%	3.51%	3.55%	2,645	71
Equity # 22	2015	RF Q1-17	Nov-16	Nov-18	2025	$207	$188	$337	180%	4.31%	2.96%	3.52%	2,875	71
Equity # 24	2014	RF Q2-17	May-16	May-18	2025	$95	$95	$135	142%	6.60%	2.35%	4.44%	2,927	74
Equity # 25	2014	RF Q1-17	Apr-16	Apr-18	2026	$3	$21	$81	390%	6.04%	3.00%	3.56%	2,559	73
Equity # 26	2014	RF Q2-17	Aug-16	Aug-18	2026	$7	$7	$45	600%	5.45%	2.04%	3.51%	2,676	79
Equity # 27	2014	RF Q3-17	Jul-16	Jul-18	2026	$330	$331	$478	144%	6.31%	3.72%	3.65%	2,838	83
Equity # 28	2014	RF Q2-17	Apr-16	Apr-18	2026	$0	$0	$92	NM	7.71%	2.46%	3.52%	2,713	84
Equity # 29	2014	RF Q2-17	Apr-16	Apr-18	2025	$13	$7	$15	225%	5.92%	5.07%	3.70%	2,802	82
Equity # 30	2015		Dec-16	Jul-19	2027	$934	$1,190	$1,484	125%	4.53%	6.03%	4.32%	2,938	68
Equity # 31	2014	RF Q1-17	Apr-16	Apr-18	2026	$247	$302	$580	192%	8.05%	3.55%	3.68%	2,970	56
Equity # 32	2015		Nov-16	Jul-19	2027	$536	$609	$868	143%	5.25%	5.62%	4.32%	2,968	91
Equity # 33	2015		Oct-17	Oct-19	2027	$382	$384	$542	141%	1.85%	5.44%	3.74%	2,845	81
Equity # 34	2015		Jul-17	Jul-20	2027	$554	$557	$889	160%	7.09%	4.99%	4.40%	2,945	73
Equity # 35	2015		Jul-17	Jul-20	2028	$551	$553	$897	162%	4.89%	4.21%	3.67%	2,861	70
Equity # 36	2016		Apr-18	Oct-20	2027	$305	$388	$497	128%	1.16%	4.08%	3.73%	2,585	73

(1) The portfolio level data contained herein is unaudited and derived from the Company's 2017 Semi-Annual Report, interim quarterly unaudited financial statements and/or other related financial information, CLO trustee reports, custody statements and/or other information received from CLO collateral managers. Excludes CLO debt and loan accumulation facilities. Dollar amounts in thousands.

(2) Numbers skipped reflects prior positions sold; numbers are consistent with prior quarter.

4

PORTFOLIO INFORMATION[1] (CONT.)

EAGLE POINT CREDIT COMPANY

CLO Equity Holdings (as of June 30, 2017) [2]	Vintage	Refi/Reset/Call	End of Non-Call Period	End of Reinvestment Period	CLO Maturity Date	Income Accrued During Q2 2017	Income Accrued During Q1 2017	Cash Received During Q2 2017	Q2 Cash Received as % of Prior Qtr Accrual	CCC+/Caa1 or Lower	Junior OC Cushion	Weighted Average Portfolio Spread	Weighted Average Rating Factor	Diversity Score
Equity # 37	2013	RS Q4-16	Oct-18	Oct-20	2028	$210	$156	$391	251%	3.91%	3.87%	3.89%	3,033	67
Equity # 38	2014	RF Q1-17	Oct-16	Oct-18	2025	$267	$266	$328	123%	6.27%	3.95%	3.63%	3,022	73
Equity # 39	2013	RS Q2-17	May-19	May-22	2047	$202	$170	$593	348%	4.40%	5.02%	3.76%	3,031	66
Equity # 43	2013	RF Q1-17	Jan-16	Jan-18	2026	$107	$112	$105	94%	9.12%	1.96%	3.37%	2,836	73
Equity # 45	2014	RF Q1-17	Apr-16	Apr-18	2026	$341	$386	$289	75%	5.81%	4.36%	3.78%	2,773	84
Equity # 46	2016		Jul-18	Jul-20	2028	$400	$501	$676	135%	1.44%	5.13%	3.89%	2,619	74
Equity # 47	2016		Jul-18	Jan-21	2027	$386	$474	$707	149%	0.88%	4.02%	3.73%	2,590	70
Equity # 48	2016		Apr-19	Apr-21	2028	$130	$184	$184	100%	2.30%	5.10%	3.64%	2,832	80
Equity # 50	2012	RF Q3-16 / Called Q1-17	Aug-14	Aug-16	2024	$0	$185	$489	264%	N/A	N/A	N/A	N/A	N/A
Equity # 51	2012	Called Q1-17	Oct-13	Apr-15	2022	$0	$290	$0	0%	N/A	N/A	N/A	N/A	N/A
Equity # 52	2016		Jul-18	Jul-21	2029	$105	$104	$214	206%	0.88%	4.12%	3.91%	2,886	67
Equity # 53	2016		Oct-18	Oct-20	2028	$180	$193	$912	472%	3.03%	4.93%	4.20%	2,716	81
Equity # 54	2014		Oct-16	Oct-18	2026	$56	$57	$97	170%	6.55%	4.70%	3.75%	2,827	80
Equity # 55	2016		Jan-19	Sep-21	2028	$1,212	$1,160	$3,360	290%	0.67%	4.18%	3.68%	2,697	70
Equity # 56	2016		Jul-19	Jan-22	2029	$934	$1,314	$3,780	288%	0.55%	5.03%	3.74%	2,849	66
Equity # 57	2016		Jul-19	Jan-22	2029	$709	$678	$1,415	209%	1.63%	5.03%	3.78%	2,874	76
Equity # 58	2016		Jan-19	Jan-21	2029	$602	$575	$1,174	204%	1.28%	4.60%	3.66%	2,659	71
Equity # 59	2016		Jan-19	Jan-21	2028	$36	$27	$74	271%	N/A	4.37%	3.73%	2,826	61
Equity # 60	2014	RF Q1-17	Apr-16	Apr-18	2026	$16	$3	$25	772%	3.16%	2.32%	3.58%	2,937	85
Equity # 61	2014	RF Q1-17	Oct-16	Oct-18	2026	$62	$4	$65	1674%	7.90%	1.93%	3.58%	2,791	72
Equity # 63	2014	RF Q1-17	Apr-16	Apr-18	2026	$27	$10	$92	897%	5.55%	3.07%	3.47%	2,903	75
Equity # 64	2013	RS Q3-17	Apr-15	Apr-17	2025	$33	$14	$69	481%	8.35%	4.55%	3.82%	2,840	64
Equity # 65	2017		Apr-19	Apr-21	2029	$614	$99	$0	0%	0.00%	5.27%	3.72%	2,669	76
Equity # 66	2014	RF Q2-17	Oct-16	Oct-18	2025	$147	$37	$151	404%	5.40%	4.64%	3.81%	3,038	74
Equity # 67 [3]	2017		Jul-19	Jul-21	2029	$93	$0	$0	NM	1.75%	5.05%	4.29%	N/A	N/A
Equity # 68 [3]	2017		Apr-19	Apr-22	2029	$363	$0	$0	NM	N/A	5.00%	3.62%	N/A	N/A
Equity # 69 [3]	2014	RF Q1-17	May-16	May-18	2026	$52	$0	$56	NM	7.67%	1.76%	3.36%	2,759	78
Equity # 70 [3]	2016		Jul-19	Jul-21	2029	$98	$0	$0	NM	3.42%	6.16%	4.12%	2,725	69
Equity # 71	2014	RF Q1-17	Oct-16	Oct-18	2026	$12	$0	$0	NM	5.08%	3.61%	3.58%	2,925	76
Total/Weighted Avg						**$15,362**	**$15,288**	**$30,370**	**199%**	**4.10%**	**4.26%**	**3.75%**	**2,816**	**73**
Positions no longer held as of June 30, 2017						**$0**	**$70**	**$0**						
Total including positions no longer held as of June 30, 2017						**$15,362**	**$15,358**	**$30,370**	**198%**					

(1) The portfolio level data contained herein is unaudited and derived from the Company's 2017 Semi-Annual Report, interim quarterly unaudited financial statements and/or other related financial information, CLO trustee reports, custody statements and/or other information received from CLO collateral managers. Excludes CLO debt and loan accumulation facilities. Dollar amounts in thousands.

(2) Numbers skipped reflects prior positions sold; numbers are consistent with prior quarter.

(3) As of June 30, 2017, the CLO either has not reached its first payment date or, in the case of secondary purchases, had not made a payment since the Company owned the security.

5

PORTFOLIO INFORMATION[(1)] (CONT.)

EAGLE POINT CREDIT COMPANY

The following table represents changes made to effective yields from the prior quarter end (as of June 30, 2017):

CLO Equity Holdings (as of June 30, 2017)	Effective Yield as of March 31, 2017[(1)]	Effective Yield as of June 30, 2017[(1)]	Change in Effective Yield
ALM VIII Preferred Shares	14.25%	14.25%	0.00%
ALM XIX Preferred Shares	13.44%	11.18%	-2.25%
Apidos XIV Sub Notes	15.11%	15.11%	0.00%
Ares XLI Sub Notes	17.08%	17.08%	0.00%
Ares XLIII Sub Notes [(2)]	N/A	15.47%	New
Ares XXIX Sub Notes	15.73%	14.43%	-1.30%
Ares XXXIX Sub Notes	18.80%	18.80%	0.00%
Atrium IX Sub Notes	14.40%	14.40%	0.00%
Atrium XI Sub Notes	10.22%	14.39%	4.18%
Avery Point V Income Notes	0.00%	0.00%	0.00%
Babson 2013-II Sub Notes	25.23%	25.23%	0.00%
Bain 2016-2 Sub Notes	16.68%	16.68%	0.00%
Barings 2016-III Sub Notes	14.42%	14.42%	0.00%
Benefit Street Partners V Preferred Shares	18.39%	18.39%	0.00%
Birchwood Park Sub Notes [(2)]	N/A	15.61%	New
BlueMountain 2013-2 Sub Notes	18.05%	18.05%	0.00%
Bowman Park Sub Notes	15.75%	15.75%	0.00%
Brigade Battalion IX Sub Notes	15.88%	15.88%	0.00%
Bristol Park Sub Notes	18.33%	15.80%	-2.53%
Carlyle GMS 2014-5 Sub Notes	24.96%	24.96%	0.00%
CIFC Funding 2013-II Income Notes	39.77%	24.41%	-15.36%
CIFC Funding 2013-II Sub Notes	39.77%	24.41%	-15.36%
CIFC Funding 2014 Income Notes	13.58%	23.66%	10.08%
CIFC Funding 2014 Sub Notes	13.58%	23.66%	10.08%
CIFC Funding 2014-III Income Notes	16.05%	16.05%	0.00%
CIFC Funding 2014-IV Income Notes	8.27%	8.27%	0.00%
CIFC Funding 2015-III Sub Notes	19.32%	19.32%	0.00%
Crescent Atlas Senior Loan Fund Sub Notes [(3)]	0.00%	0.00%	0.00%
Cutwater 2015-I Sub Notes	27.30%	26.88%	-0.42%
DeAM Flagship VIII Income Notes	10.16%	10.16%	0.00%
DeAM Flagship VIII Sub Notes	10.16%	10.16%	0.00%
GoldenTree VIII Sub Notes	10.46%	8.06%	-2.40%
HLA 2014-3 Sub Notes	3.32%	3.32%	0.00%

CLO Equity Holdings (as of June 30, 2017)	Effective Yield as of March 31, 2017[(1)]	Effective Yield as of June 30, 2017[(1)]	Change in Effective Yield
KVK 2013-2 Sub Notes	32.59%	19.21%	-13.38%
KVK 2014-1 Sub Notes [(2)]	N/A	22.39%	New
Madison Park VIII Sub Notes [(3)]	0.00%	0.00%	0.00%
Madison Park XXI Sub Notes	16.02%	16.02%	0.00%
Marathon VI Sub Notes	24.76%	26.23%	1.47%
Marathon VII Sub Notes	16.51%	16.51%	0.00%
Marathon VIII Sub Notes	21.37%	21.37%	0.00%
Napier Park Regatta III Sub Notes	0.00%	0.00%	0.00%
Octagon 26 Sub Notes	15.63%	11.34%	-4.29%
Octagon 27 Sub Notes	16.45%	12.94%	-3.51%
Octagon XIV Income Notes	0.00%	11.72%	11.72%
Octagon XIV Sub Notes	0.00%	11.72%	11.72%
Octagon XIX Sub Notes	4.49%	0.00%	-4.49%
Octagon XVII Sub Notes	0.00%	0.00%	0.00%
Octagon XX Sub Notes	1.58%	1.58%	0.00%
OHA Credit Partners IX Sub Notes	5.72%	5.72%	0.00%
PineBridge Galaxy XVIII Class A Sub Notes	8.53%	8.53%	0.00%
Pinnacle Park Sub Notes	19.42%	8.31%	-11.11%
Sheridan Square Sub Notes [(3)]	9.65%	0.00%	-9.65%
THL Credit Wind River 2013-1 Sub B Notes	17.56%	13.51%	-4.05%
THL Credit Wind River 2013-2 M Notes	0.00%	0.00%	0.00%
THL Credit Wind River 2013-2 Sub Notes	19.25%	19.25%	0.00%
THL Credit Wind River 2014-1 Sub Notes	24.92%	21.31%	-3.61%
THL Credit Wind River 2014-2 Income Notes	17.30%	17.30%	0.00%
THL Credit Wind River 2014-3 Sub Notes	16.47%	19.45%	2.98%
THL Credit Wind River 2016-1 Sub Notes	18.61%	14.12%	-4.49%
THL Credit Wind River 2017-1 Sub Notes	20.03%	20.03%	0.00%
Vibrant CLO V Sub Notes [(2)]	N/A	17.88%	New
Voya 2014-4 Sub Notes	11.28%	11.28%	0.00%
Zais 3 Sub Notes	36.42%	31.58%	-4.84%
Zais 5 Sub Notes	22.53%	22.53%	0.00%
Zais 6 Sub Notes [(2)]	N/A	18.04%	New
Weighted Avg	16.18 [(4)]	15.68% [(5)]	

(1) Source: Consolidated Schedule of Investments of the Company's March 31, 2017 and June 30, 2017 unaudited financial statements.
(2) Not held as of March 31, 2017
(3) These CLOs were called during the quarter and final equity payments were pending as of the last day of the quarter.
(4) Weighted average effective yield of CLO Equity investments held as of March 31, 2017 (inclusive of securities sold during Q2 2017 and not reflected in this schedule) is 16.21%.
(5) Weighted average effective yield of CLO Equity investments excluding securities purchased during Q2 2017 is 15.66%.
Please see important disclosures on page 1.

6

PORTFOLIO INFORMATION[1] (CONT.)

EAGLE POINT CREDIT COMPANY

Current Loan Accumulation Facility Holdings (as of June 30, 2017)	Capital Invested	Income Accrued During Q2 2017	Cash Received During Q2 2017	Realized Gain/(Loss)
LAF #1	$4.98	$0.06	$0.00	$0.00
LAF #2	$0.08	$0.00	$0.00	$0.00
LAF #3	$5.34	$0.05	$0.00	$0.05
LAF #4	$13.10	$0.29	$0.00	$0.00
Sub Total	$23.50	$0.40	$0.00	$0.05
Prior Loan Accumulation Facility [2]				
LAF #5	$8.88	$0.27	$0.31	($0.02)
Sub Total	$8.88	$0.27	$0.31	($0.02)
Total Loan Accumulation Facility		$0.67	$0.31	$0.03

CLO Debt Holdings (as of June 30, 2017)	Capital Invested	Income Accrued During Q2 2017	Cash Received During Q2 2017
Debt #1	$2.71	$0.02	$0.00
Debt #2	$0.81	$0.00	$0.00
Debt #3	$0.62	$0.00	$0.00
Debt #4	$1.15	$0.01	$0.00
Debt #5	$1.65	$0.01	$0.01
Debt #6	$1.43	$0.03	$0.03
Debt #7	$2.68	$0.05	$0.00
Debt #8	$1.56	$0.03	$0.03
Sub Total	$12.61	$0.15	$0.07
Prior CLO Debt Holdings			
Debt #9	$1.71	$0.01	$0.00
Debt #10	$2.06	$0.03	$0.04
Debt #11	$0.86	$0.01	$0.01
Sub Total	$4.63	$0.05	$0.05
Total CLO Debt		$0.20	$0.12

Reconciliation to U.S. GAAP Audited Financial Statements (as of June 30, 2017)	Income Accrued During Q2 2017
CLO Equity	$15.36
CLO Debt	$0.20
Loan Accumulation Facilities	$0.67
Total	$16.23

(1) The portfolio level data contained herein is unaudited and derived from the Company's 2016 Annual Reports, 2017 and 2016 Semi-Annual Report, interim quarterly unaudited financial statements and/or other related financial information, CLO trustee reports, custody statements and/or other information received from CLO collateral managers. Dollar amounts in millions.
(2) Loan Accumulation Facility has priced into a CLO and is not reflected in the June 30, 2017 Schedule of Investments.

7

CLO COLLATERAL CHARACTERISTICS[(1)]

EAGLE POINT CREDIT COMPANY

	Q2 2017	Q1 2017	Q4 2016	Q3 2016	Q2 2016
Number of unique underlying borrowers	1,197	1,172	1,151	1,142	1,125
Largest exposure to any individual borrower	0.94%	1.00%	1.04%	0.96%	1.04%
Average individual borrower exposure	0.08%	0.09%	0.09%	0.09%	0.09%
Exposure to ten largest underlying borrowers	6.39%	6.93%	6.78%	6.99%	7.67%
Aggregate indirect exposure to senior secured loans [(2)]	97.94%	97.84%	97.33%	97.61%	98.05%
Weighted average stated spread	3.75%	3.85%	3.97%	4.02%	4.05%
Weighted average LIBOR [(3)] floor	0.96%	0.95%	0.95%	0.96%	0.96%
Weighted average % of floating rate loans w/LIBOR [(3)] floors	83.21%	89.27%	91.24%	95.35%	97.12%
Weighted average credit rating of underlying collateral[(4) (5)]	B+/B	B+/B	B+/B	B+/B	B+/B
Weighted average junior overcollateralization (OC) cushion	4.22%	4.44%	4.43%	4.27%	4.08%
Weighted average market value of underlying collateral	98.43%	98.61%	98.62%	97.28%	95.57%
Weighted average maturity of underlying collateral	5.2 years	5.1 years	5.1 years	4.8 years	5.0 years
US dollar currency exposure	100%	100%	100%	100%	100%

1. The information presented herein is on a look-through basis to the collateralized loan obligation, or "CLO", equity and related investments (i.e., loan accumulation facilities) held by the Company as of June 30, 2017 (except as otherwise noted) and reflects the aggregate underlying exposure of the Company based on the portfolios of those investments. The data is estimated and unaudited and is derived from CLO trustee reports received by the Company relating to June 2017 and from custody statements and/or other information received from CLO collateral managers and other third party sources. Information relating to the market price of underlying collateral is as of month end; however, with respect to other information shown, depending on when such information was received, the data may reflect a lag in the information reported. As such, while this information was obtained from third party data sources, June 2017 trustee reports and similar reports, other than market price, it does not reflect actual underlying portfolio characteristics as of June 30, 2017 and this data may not be representative of current or future holdings.
2. We obtain exposure in underlying senior secured loans indirectly through our investments in CLOs.
3. "LIBOR" refers to the London Interbank Offered Rate.
4. Credit ratings shown are based on those assigned by Standard & Poor's Rating Group, or "S&P," or, for comparison and informational purposes, if S&P does not assign a rating to a particular obligor, the weighted average rating shown reflects the S&P equivalent rating of a rating agency that rated the obligor provided that such other rating is available with respect to a CLO equity or related investment held by us. In the event multiple ratings are available, the lowest S&P rating, or if there is no S&P rating, the lowest equivalent rating, is used. The ratings of specific borrowings by an obligor may differ from the rating assigned to the obligor and may differ among rating agencies. For certain obligors, no rating is available in the reports received by the Company. Such obligors are not shown in the graphs and, accordingly, the sum of the percentages in the graphs may not equal 100%. Ratings below BBB- are below investment grade. Further information regarding S&P's rating methodology and definitions may be found on its website (www.standardandpoors.com). This data includes underlying portfolio characteristics of the Company's CLO equity and loan accumulation facility portfolio.

8

OBLIGOR AND INDUSTRY EXPOSURES(1)

EAGLE POINT CREDIT COMPANY

Top 10 Underlying Obligors	% of Total
Dell	0.9%
Asurion	0.8%
American Airlines	0.7%
Bass Pro Group	0.6%
Albertsons	0.6%
First Data	0.6%
CENTURYLINK	0.6%
Micro Focus	0.5%
Energy Future Holdings	0.5%
WME/IMG Woldwide	0.5%
Total	6.4%

Top 10 Industries of Underlying Obligors (2)	% of Total
Health care	8.7%
Business equipment & services	7.1%
Telecommunications	6.7%
Electronics/electrical	6.4%
Financial intermediaries	4.7%
Lodging & casinos	3.9%
Chemicals & plastics	3.9%
Leisure goods/activities/movies	3.8%
Utilities	3.7%
Building & Development	3.5%
Total	52.5%

1. The information presented herein is on a look-through basis to the collateralized loan obligation, or "CLO", equity and related investments (i.e., loan accumulation facilities) held by the Company as of June 30, 2017 (except as otherwise noted) and reflects the aggregate underlying exposure of the Company based on the portfolios of those investments. The data is estimated and unaudited and is derived from CLO trustee reports received by the Company relating to June 2017 and from custody statements and/or other information received from CLO collateral managers and other third party sources. Information relating to the market price of underlying collateral is as of month end; however, with respect to other information shown, depending on when such information was received, the data may reflect a lag in the information reported. As such, while this information was obtained from third party data sources, June 2017 trustee reports and similar reports, other than market price, it does not reflect actual underlying portfolio characteristics as of June 30, 2017 and this data may not be representative of current or future holdings.
2. Industry categories are based on the S&P industry categorization of each obligor as set forth in CLO trustee reports relating to investments held by the Company or, if such information is not available in CLO trustee reports, the categories are based on equivalent categorizations as reported by a third party data provider. In addition, certain underlying borrowers may be re-classified from time to time based on developments in their respective businesses and/or market practices. Accordingly, certain underlying borrowers that are currently, or were previously, summarized as a single borrower or in a particular industry may in current or future periods be reflected as multiple borrowers or in a different industry, as applicable.

9

OBLIGOR RATING AND MATURITY DISTRIBUTIONS(1)

EAGLE POINT CREDIT COMPANY

Rating Distribution of Underlying Obligors (1)(2)



40%
20%
0%
% of Fund Exposure
0.03%
1.4%
3.3%
4.9%
15.3%
22.8%
37.6%
10.6%
2.3%
0.5%
1.0%
BBB
BBB-
BB+
BB
BB-
B+
B
B-
CCC+
CCC
CCC- and Below
S&P Issuer Rating

Maturity Distribution of Underlying Obligors (1)



40%
20%
0%
% of Fund Exposure
0.2%
1.1%
3.9%
10.7%
19.3%
18.0%
24.3%
22.5%
2017
2018
2019
2020
2021
2022
2023
2024+
Maturity

1. The information presented herein is on a look-through basis to the collateralized loan obligation, or "CLO", equity and related investments (i.e., loan accumulation facilities) held by the Company as of June 30, 2017 (except as otherwise noted) and reflects the aggregate underlying exposure of the Company based on the portfolios of those investments. The data is estimated and unaudited and is derived from CLO trustee reports received by the Company relating to June 2017 and from custody statements and/or other information received from CLO collateral managers and other third party sources. Information relating to the market price of underlying collateral is as of month end; however, with respect to other information shown, depending on when such information was received, the data may reflect a lag in the information reported. As such, while this information was obtained from third party data sources, June 2017 trustee reports and similar reports, other than market price, it does not reflect actual underlying portfolio characteristics as of June 30, 2017 and this data may not be representative of current or future holdings.
2. Industry categories are based on the S&P industry categorization of each obligor as set forth in CLO trustee reports relating to investments held by the Company or, if such information is not available in CLO trustee reports, the categories are based on equivalent categorizations as reported by a third party data provider. In addition, certain underlying borrowers may be re-classified from time to time based on developments in their respective businesses and/or market practices. Accordingly, certain underlying borrowers that are currently, or were previously, summarized as a single borrower or in a particular industry may in current or future periods be reflected as multiple borrowers or in a different industry, as applicable.

10

EAGLE POINT CREDIT COMPANY